OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 7. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2022	2021
Loans receivable - current	$29	$33
Less: Allowance for loans receivable - current	(29)	(33)
Other receivable	374	—
Other	136	155
	$510	$155

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2022, 2021 and 2020:

(in US$ thousands)	2022	2021	2020
Balance at beginning of year	$33	$32	$30
Reversal for collection of bad debt	—	—	—
Translation adjustment	(4)	1	2
Balance at end of year	$29	$33	$32